Schedule of investments
Delaware Ivy VIP Energy
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.66%Δ
Consumer Staples — 1.51%
Darling Ingredients †	23,094	$ 1,856,296
		1,856,296
Energy — 88.21%
Archaea Energy †	153,678	3,370,159
Chesapeake Energy	70,497	6,133,239
ConocoPhillips	58,056	5,805,600
Coterra Energy	213,314	5,753,079
Denbury †	70,029	5,502,179
Devon Energy	78,603	4,647,795
Enviva	26,615	2,106,577
EOG Resources	66,601	7,940,837
EQT	198,036	6,814,419
Equinor	229,897	8,583,586
Kimbell Royalty Partners	115,380	1,876,079
Marathon Petroleum	75,308	6,438,834
Occidental Petroleum	138,522	7,859,738
Parex Resources	169,830	3,484,493
PBF Energy Class A †	98,872	2,409,511
Schlumberger	136,588	5,642,450
Shell	177,750	4,871,900
Sunrun *, †	77,211	2,344,898
Tourmaline Oil	125,677	5,790,501
Valaris †	83,983	4,364,597
Valero Energy	66,860	6,788,964
		108,529,435
Financials — 0.39%
Spring Valley Acquisition Class A †	45,553	476,940
		476,940
Industrials — 1.85%
Ardmore Shipping †	124,711	561,199
Euronav	100,669	1,070,521
Li-Cycle Holdings *, †	76,463	646,112
		2,277,832
Utilities — 4.70%
AES	20,213	520,080
American Electric Power	4,984	497,254
CMS Energy	6,744	471,675
Iberdrola	42,401	463,442
NextEra Energy	5,450	461,669
Northland Power	15,543	516,712
Orsted 144A #	3,503	438,476
RWE	10,858	472,785
Southern	6,752	489,588
SSE	20,884	477,179
Terna - Rete Elettrica Nazionale	59,465	510,643
	Number of shares	Value (US $)
Common StocksΔ (continued)
Utilities (continued)
Xcel Energy	6,465	$ 466,579
		5,786,082
Total Common Stocks (cost $100,356,328)		118,926,585

Master Limited Partnerships — 0.95%
Black Stone Minerals	87,367	1,175,960
Total Master Limited Partnerships (cost $1,016,404)		1,175,960

Short-Term Investments — 2.49%
Money Market Mutual Fund — 2.49%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	3,061,319	3,061,319
Total Short-Term Investments (cost $3,061,319)		3,061,319

Total Value of Securities Before Securities Lending Collateral—100.10% (cost $104,434,051)		123,163,864

Securities Lending Collateral — 0.56%
Money Market Mutual Fund — 0.56%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	687,463	687,463
Total Securities Lending Collateral (cost $687,463)		687,463

Total Value of Securities—100.66% (cost $105,121,514)		123,851,327■
Obligation to Return Securities Lending Collateral — (0.56%)		(687,463)
Liabilities Net of Receivables and Other Assets — (0.10%)		(124,115)
Net Assets Applicable to 26,295,116 Shares Outstanding—100.00%		$123,039,749
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $438,476, which represents 0.36% of the Fund's net assets.
NQ-IV073 [3/22] 5/22 (2218260)    1

Schedule of investments
Delaware Ivy VIP Energy (Unaudited)
■	Includes $2,743,222 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,181,047.
2    NQ-IV073 [3/22] 5/22 (2218260)